Statements Of Consolidated Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effects related to pension and other retirement benefit obligations, tax	$ (4)	$ 12	$ 5
Cash flow hedges derivative value net loss related to hedged transactions recognized during the period, tax	$ 0	$ 1	$ 3